Income Taxes		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The Company has a net operating loss carried forward of approximately $4,223,000 available to offset taxable income in future years which commence expiring in fiscal 2030.

The U.S. Tax Reform Act amends the Internal Revenue Code to reduce tax rates and modify policies, credits, and deductions for individuals and business. For businesses, the Act reduces the corporate tax rate from a maximum of 35% to a flat 21% rate. The rate reduction is effective on January 1, 2018. As a result of the rate reduction, the Company has reduced the deferred tax asset balance as of December 31, 2017 by $80,329. As a result of the full valuation allowance on the net deferred tax assets, there was a corresponding adjustment to the valuation allowance for this same amount. Therefore, there is no impact on the Company’s 2017 earnings for the law change.

The significant components of deferred income tax assets and liabilities at December 31, 2020 and 2019 are as follows:

	2020	2019
Net Operating Loss Carryforward	$886,761	$693,925,
Valuation allowance	(886,761)	$(693,925)
Net Deferred Tax Asset	$-	$-

The income tax benefit has been computed by applying the weighted average income tax rates of Canada (federal and provincial statutory rates) and of the United States (federal and state rates) of 21% to a net loss before income taxes calculated for each jurisdiction. The tax effects of significant temporary differences, which comprise future tax assets and liabilities, are as follows:

	2020	2019
Income tax recovery at statutory rate	$202,836	$237,461
Valuation allowance change	(202,836)	$(237,461)
Provision for income taxes	$-	$-

11. Income Taxes

The Company has a net operating loss carried forward of $12,789,652 available to offset taxable income in future years until the end of the fiscal year of 2030.

The significant components of deferred income tax assets and liabilities on September 30, 2021, and 2020 are as follows:

	2021	2020
Net Operating Loss Carryforward	$2,685,827	$799,762

Valuation allowance	(2,685,827)	$(799,762)

Net Deferred Tax Asset	$-	$-

The income tax benefit has been computed by applying the weighted average income tax rates of the United States (federal and state rates) of 21% to a net loss before income taxes calculated for each jurisdiction. The tax effects of significant temporary differences, which comprise future tax assets and liabilities, are as follows:

	2021	2020
Income tax recovery at the statutory rate	$(1,103,684)	$(115,837)

Valuation allowance change	1,103,684	$115,837

Provision for income taxes	$-	$-